Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Mr. Yajun Hu	General Manager of Jiangxi Universe
Ms. Lin Yang	Chief Financial Officer of the Company
Guangzhou Ningjing Investment Co., Ltd (Guangzhou Ningjing)	Under common control of Mr. Gang Lai

(b) Due from related parties

	As of September 30,
Name	2024	2023
Mr. Yajun Hu	$-	$61,678
Total due from related parties	$-	$61,678

As of September 30, 2023, the balance due from related parties consisted of advanced funds to the Company’s director and general manager, Mr. Yajun Hu. These advances were non-interest bearing and fully repaid on October 12, 2023.

(c) Due to related parties

	As of September 30,
Name	2024	2023
Mr. Gang Lai	$6,900,499	$540,096
Ms. Lin Yang	85	-
Total due to related parties	$6,900,584	$540,096

As of September 30, 2024, the balance due to related parties mainly consisted of advances from Mr. Gang Lai, the Company’s chief executive officer and the chairman of the board of directors for working capital purposes during the Company’s normal course of business, as well as payment of expenses made by Ms. Lin Yang on behalf of the Company. These advances are unsecured, non-interest bearing and due on demand.

(d) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from commercial banks in China, Mr. Gang Lai, the Company’s chairman of the board of directors and chief executive officer, signed guarantee agreements with these banks to provide credit guarantee for the Company’s certain loans (see Note 13 and 14).

(e) Prepayment to related party for property purchase

As disclosed in Note 12, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.6 million). As of September 30, 2024, the Company had made a prepayment of RMB16 million ($2.3 million) to Jiangxi Yueshang. The remaining balance is expected to be paid by April 2025.

On January 13, 2022, Mr. Gang Lai transferred the 5% equity interest he owned in Jiangxi Yueshang to a third party. As such, after this date, Jiangxi Yueshang is no longer the Company’s related party.

(f) Prepaid expenses-related party, non-current

As of September 30, 2024 and 2023, the Company prepaid Guangzhou Ningjing nil and $35,864 for right to use trademarks, respectively.